Form N-1A Supplement	Mar. 31, 2026
Guru Favorite Stocks ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GURU FAVORITE STOCKS ETF (GFGF)
Supplement dated July 24, 2026
to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated March 31, 2026

At a meeting held on July 17, 2026, the Board of Trustees (the “Board”) of EA Series Trust (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Guru Favorite Stocks ETF (the “Target Fund”) into the Alpha Architect U.S. Equity ETF (the “Acquiring Fund”), a separate series of the Trust (the “Reorganization”).
Empowered Funds, LLC, doing business as ETF Architect (the “Adviser”), serves as the investment adviser to both the Target Fund and the Acquiring Fund. The Reorganization would move shareholders into a fund with the same investment objective of long-term capital appreciation, but different principal investment strategies, a different sub-adviser, and different (lower) fees and expenses. The Target Fund is actively managed and, as directed by its sub-adviser, GuruFocus Investments, LLC, invests in high-quality companies favored by prominent long-term investors (“Gurus”). The Acquiring Fund, as directed by its sub-adviser, Alpha Architect, LLC, seeks to provide broadly diversified exposure to the U.S. equity market and may, at times, replace certain holdings to reduce dividend distributions. The Acquiring Fund’s total annual fund operating expenses are 0.0945%, compared to 0.66% for the Target Fund. Shareholders should review the Acquiring Fund’s investment objective, strategies, risks, fees, and expenses, which are described in the Acquiring Fund’s prospectus and in the Information Statement/Prospectus described below.
Pursuant to the Plan, the Target Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities. Each shareholder of the Target Fund would receive shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder immediately prior to the Reorganization (except for cash paid in lieu of fractional shares, which may be taxable). The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. In connection with the Reorganization, the Target Fund may reposition portions of its portfolio, which may result in transaction costs and the realization of taxable gains or losses.
In approving the Reorganization, the Board, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Reorganization will be effected in reliance on Rule 17a-8 under the 1940 Act, which permits the reorganization of affiliated funds without shareholder approval subject to the satisfaction of certain conditions.
A vote of Target Fund shareholders is not required to approve the Reorganization, and shareholders are not being asked to vote. A combined Information Statement/Prospectus describing the Reorganization and the Acquiring Fund will be mailed on or about September 5, 2026 to shareholders of record of the Target Fund as of August 17, 2026. No action is required on your part.
The Reorganization is expected to occur after the close of trading on or about October 23, 2026, subject to the satisfaction of applicable closing conditions. The Reorganization may be abandoned at any time prior to closing.
Shareholders may obtain a copy of the Information Statement/Prospectus, when available, free of charge from the SEC’s website at www.sec.gov, by visiting the Fund’s website at https://gurufocusetf.com/, or by calling the Fund at (215) 330-4476.

Please retain this supplement with your Summary Prospectus, Prospectus, and
Statement of Additional Information for future reference.